Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Licensing & Royalties	$ 98,035	$ 53,774	$ 372,022	$ 155,341	$ 310,845	$ 368,206
Television & Home Entertainment	182,715	25,635	323,804	112,910	497,273	1,682,780
Product Sales	0	239,392	15,173	444,028	117,670	505,552
Total Revenues	280,750	318,801	710,999	712,279	925,788	2,556,538
Cost of Sales	23,127	172,870	45,699	414,017	500,000	1,504,138
Gross Profit	257,622	145,931	665,300	298,262	425,788	1,052,400
Operating Expenses:
Product development					1,700	139,082
Professional Services	244,803	202,154	549,702	822,997	953,463	451,537
Rent Expense	34,136	34,863	106,271	105,207	140,070	24,898
Marketing & Sales	91,258	109,592	342,318	234,286	338,598	308,355
Amortization of Film and TV Costs	42,642	0	42,642	0
Depreciation & Amortization	36,673	29,673	96,823	83,301	109,753	160,654
Salaries and Related Expenses	429,348	442,760	1,414,746	1,003,234	1,432,314	1,329,715
Stock compensation expense					0	539,185
Bad Debt Expense (Recovery)	0	0	(1,550)	55,000	73,458	0
Other General & Administrative	133,388	191,774	581,774	605,454	852,895	460,818
Total Operating Expenses	1,012,247	1,010,816	3,132,726	2,909,479	3,902,251	3,414,244
Loss from Operations	(754,624)	(864,885)	(2,467,426)	(2,611,217)	(3,476,463)	(2,361,844)
Other Income (Expense):
Other Income	11,421	22,156	16,965	29,945	34,700	208
Interest Expense	(723)	0	(2,212)	(2,230)	(11,750)	(1,663,632)
Interest Expense - Related Parties	(6,224)	(6,241)	(18,544)	(19,611)	(25,842)	(30,189)
Gain (Loss) on Distribution Contracts	(47,650)	0	102,350	(47,229)	(47,229)	4,997
(Gain) loss on Conversion of Accounts Payable					(4,072)	0
Gain (Loss) on Impairment of Assets	0	0	(7,500)	0
Gain (Loss) on Extinguishment of Debt	0	0	0	52,447	56,519	(614,073)
Gain (Loss) on Disposition of Assets	0	0	0	(70,905)	(70,905)	(251,192)
Gain (Loss) on Inventory	0	0	0	(174,963)	(174,963)	0
Gain (Loss) on Deferred Financing Costs	0	0	(9,313)	0
Gain (Loss) on Foreign Currency Translation	(20)	0	(36,258)	0	(8,594)	0
Gain (loss) on Derivative Valuation					0	(1,886,943)
Gain (loss) on Exchange of Warrants					0	(312,144)
Net Other Income (Expense)	(43,196)	15,915	45,488	(232,546)	(252,136)	(4,752,968)
Loss before Income Tax Expense	(797,820)	(848,970)	(2,421,938)	(2,843,763)	(3,728,599)	(7,114,812)
Income Tax Expense	0	0	0	0	0	0
Net Loss from Continuing Operations					(3,728,599)	(7,114,812)
Net Loss from Discontinued Operations					$ 0	$ (101,219)
Net Loss per Common Share from Continuing Operations					$ (0.60)	$ (5.03)
Net Loss	$ (797,820)	$ (848,970)	$ (2,421,938)	$ (2,843,763)	$ (3,728,599)	$ (7,216,031)
Net Loss per common share from Discontinued Operations					$ 0	$ (0.07)
Net Loss per common share	$ (.12)	$ (.13)	$ (.37)	$ (.46)	$ (0.60)	$ (5.10)
Weighted average shares outstanding	6,529,450	6,383,450	6,464,505	6,129,391	6,254,497	1,413,631